Other assets (Tables)	12 Months Ended
Mar. 31, 2020
Other assets
Schedule of Other assets

	At March 31,
	2020	2019	2018
	€M	€M	€M
Prepayments	176.4	237.2	235.2
Interest receivable	2.3	0.8	0.3
	178.7	238.0	235.5